Related party transactions (Details Textual)	3 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] CAD	Jun. 30, 2011 Chief Executive Officer [Member] CAD	Dec. 31, 2012 Chief Executive Officer [Member] CAD	Dec. 31, 2011 Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Chief Executive Officer [Member] CAD	Dec. 31, 2012 Airstrip Technologies Inc [Member] USD ($)	Feb. 29, 2012 Interim Chief Executive Officer [Member] USD ($)	Sep. 30, 2011 Interim Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Interim Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Hsp Consulting [Member] USD ($)	Dec. 31, 2011 Hsp Consulting [Member] USD ($)	Jul. 31, 2012 Board Of Directors Chairman [Member] USD ($)	Dec. 31, 2012 Jorgensen Advisory Services [Member] USD ($)	Dec. 31, 2011 Jorgensen Advisory Services [Member] USD ($)
Officers' Compensation								450,000
Stock Issued During Period, Shares, Share-based Compensation, Gross		75,000	[1]	300,000	[1]		300,000	300,000	75,000
Bonus Payable								300,000
Stock Issued During Period Shares For Payable Of Bonus (in shares)								200,000
Payment Of Officers Compensation							72,000		18,000
Maximum Reimbursement Of Expenses											6,000
Stock Issued During Period, Shares, New Issues (in shares)										1,500,000	1,500,000
Stock Issued During Period Shares New Issues Per Share (in shares)										$ 0.55				$ 0.41	$ 0.18
Common Shares Owned (in shares)									9,187,500
Stock Options Owned (in shares)									1,500,000
Percentage Of Common Shares Issued and Outstanding Owned									23.80%
Payment For Services Rendered		40,000		70,000												42,000	39,000		90,000	0
Deferred Revenue												45,000
Revenue, Net	3,500,000	1,514,639		1,291,714		4,931,834						30,000
Stock Issued During Period, Value, Share-based Compensation, Gross		$ 15,000	[1]	$ 108,000	[1]	$ 136,500							$ 1,400,000	$ 50,000	$ 300,000			$ 863,562
Common Stock, Par or Stated Value Per Share																		$ 0.09
Percentage Of Stock Options Vested																		25.00%
Remaining Percentage Of Stock Vested In Future																		75.00%

[1]	On April 2, 2008, the Company entered into a three year employment agreement with the Company's former Chief Executive Officer, which was renewed for a further one year period in April 2011. Compensation expenses associated with this agreement were settled through the issuance of up to 300,000 common shares annually. Share compensation during the 2010 and 2011 was $136,500 and $108,000, respectively, representing the issuance of 300,000 common shares. Share compensation during the 2012 was $15,000 representing the issuance of 75,000 common shares. The share compensation is based on the Company's common share price on the date the common shares are granted.